JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Aerospace & Defense — 1.2%
AAR Corp. *	20,410	1,220,518
AeroVironment, Inc. *	15,652	1,491,009
AerSale Corp. *	9,519	142,880
Cadre Holdings, Inc.	9,545	222,112
Kaman Corp.	17,449	399,408
Kratos Defense & Security Solutions, Inc. *	79,042	1,192,744
Mercury Systems, Inc. *	36,036	1,368,647
Moog, Inc., Class A	17,798	1,876,621
Rocket Lab USA, Inc. *	136,381	1,005,128
Triumph Group, Inc. *	40,275	509,479
V2X, Inc. *	6,904	355,280
Virgin Galactic Holdings, Inc. * (a)	152,268	651,707
		10,435,533
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. *	34,592	697,375
Forward Air Corp.	16,090	1,912,136
Hub Group, Inc., Class A *	20,295	1,829,188
		4,438,699
Automobile Components — 1.8%
American Axle & Manufacturing Holdings, Inc. *	72,477	684,908
Dana, Inc.	79,571	1,510,258
Dorman Products, Inc. *	17,534	1,484,954
Gentherm, Inc. *	20,533	1,227,257
LCI Industries	15,672	2,135,623
Luminar Technologies, Inc. * (a)	152,944	1,131,786
Mobileye Global, Inc., Class A (Israel) * (a)	47,236	1,803,471
Patrick Industries, Inc.	13,122	1,135,709
QuantumScape Corp. * (a)	180,558	2,403,227
Standard Motor Products, Inc.	11,684	445,978
XPEL, Inc. * (b)	12,157	987,513
		14,950,684
Automobiles — 0.2%
Fisker, Inc. * (a)	107,852	665,447
Winnebago Industries, Inc.	18,935	1,302,728
		1,968,175
Banks — 9.9%
1st Source Corp.	10,561	495,311
Amalgamated Financial Corp.	11,012	219,800
Amerant Bancorp, Inc.	15,906	315,257
Ameris Bancorp	40,393	1,763,154
Associated Banc-Corp.	93,476	1,771,370
Atlantic Union Bankshares Corp.	46,459	1,485,759
Axos Financial, Inc. *	32,585	1,531,495
Banc of California, Inc.	33,173	471,388
BancFirst Corp.	10,793	1,078,221
Bancorp, Inc. (The) *	33,864	1,283,446

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Bank of Hawaii Corp. (a)	24,566	1,403,456
BankUnited, Inc.	46,084	1,375,147
Banner Corp.	21,270	1,012,665
Berkshire Hills Bancorp, Inc.	27,429	625,655
Brookline Bancorp, Inc.	54,373	580,704
Capitol Federal Financial, Inc.	78,440	520,057
Cathay General Bancorp	44,927	1,709,023
City Holding Co.	9,346	924,413
Columbia Financial, Inc. *	19,660	343,657
Community Bank System, Inc.	33,270	1,790,924
Community Trust Bancorp, Inc.	9,472	363,535
Customers Bancorp, Inc. *	18,182	763,280
CVB Financial Corp.	81,114	1,530,621
Dime Community Bancshares, Inc.	20,193	452,323
Eagle Bancorp, Inc.	19,028	527,076
Eastern Bankshares, Inc.	99,384	1,403,302
Enterprise Financial Services Corp.	23,105	947,305
FB Financial Corp.	21,741	770,066
First Bancorp (a)	25,383	839,670
First BanCorp (Puerto Rico)	111,347	1,653,503
First Busey Corp.	31,863	690,153
First Commonwealth Financial Corp.	63,744	920,463
First Financial Bancorp	58,938	1,360,878
First Hawaiian, Inc.	79,038	1,635,296
First Interstate BancSystem, Inc., Class A	54,955	1,578,857
First Merchants Corp.	36,970	1,187,476
Fulton Financial Corp.	102,514	1,465,950
German American Bancorp, Inc.	17,228	507,537
Heartland Financial USA, Inc.	23,467	805,857
Heritage Financial Corp.	21,727	407,599
Hilltop Holdings, Inc.	28,597	884,505
Hope Bancorp, Inc.	74,269	806,561
Independent Bank Corp.	27,340	1,647,235
Independent Bank Group, Inc.	21,984	986,422
International Bancshares Corp.	32,694	1,622,930
Kearny Financial Corp.	40,934	351,623
Lakeland Bancorp, Inc.	40,280	608,631
Lakeland Financial Corp.	15,750	873,180
Live Oak Bancshares, Inc. (a)	20,596	779,971
National Bank Holdings Corp., Class A	23,370	802,993
NBT Bancorp, Inc.	26,564	988,181
Nicolet Bankshares, Inc.	8,302	694,462
Northfield Bancorp, Inc.	25,356	308,836
Northwest Bancshares, Inc.	78,695	972,670
OceanFirst Financial Corp.	36,856	686,627
OFG Bancorp (Puerto Rico)	29,425	985,443
Origin Bancorp, Inc.	18,104	590,190
Pacific Premier Bancorp, Inc.	59,346	1,515,697

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
PacWest Bancorp	73,103	679,858
Park National Corp.	8,922	994,981
Pathward Financial, Inc.	16,679	866,641
Preferred Bank	8,194	541,460
Premier Financial Corp.	22,116	479,033
Provident Financial Services, Inc.	46,740	866,560
Renasant Corp.	34,747	1,075,072
Republic Bancorp, Inc., Class A	5,559	254,769
S&T Bancorp, Inc.	24,136	762,215
Sandy Spring Bancorp, Inc.	27,756	679,189
Seacoast Banking Corp. of Florida	51,869	1,281,683
ServisFirst Bancshares, Inc. (a)	30,262	1,806,036
Simmons First National Corp., Class A (a)	78,880	1,592,587
Southside Bancshares, Inc.	18,184	603,891
Stellar Bancorp, Inc.	28,063	697,646
Stock Yards Bancorp, Inc.	18,151	867,799
Texas Capital Bancshares, Inc. *	29,656	1,893,536
Tompkins Financial Corp. (a)	7,826	470,812
Towne Bank	42,060	1,063,277
TriCo Bancshares	20,579	769,243
Triumph Financial, Inc. *	13,600	964,376
Trustmark Corp.	37,813	992,969
United Community Banks, Inc.	71,324	2,073,389
Veritex Holdings, Inc.	33,605	722,844
Washington Federal, Inc.	40,763	1,265,284
WesBanco, Inc.	36,685	1,027,547
Westamerica BanCorp	16,493	811,291
WSFS Financial Corp.	38,067	1,665,431
		84,387,225
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The) *	26,404	332,162
MGP Ingredients, Inc.	9,543	1,087,998
Vita Coco Co., Inc. (The) *	14,990	396,036
		1,816,196
Biotechnology — 6.3%
Agios Pharmaceuticals, Inc. *	34,416	912,712
Akero Therapeutics, Inc. *	22,923	994,858
Alector, Inc. *	38,202	262,066
Allogene Therapeutics, Inc. * (a)	56,898	282,214
AnaptysBio, Inc. * (a)	11,470	226,074
Arcellx, Inc. *	18,436	631,433
Arcus Biosciences, Inc. *	32,600	648,740
Arcutis Biotherapeutics, Inc. *	25,117	274,026
Ardelyx, Inc. *	132,846	523,413
Aurinia Pharmaceuticals, Inc. (Canada) * (a)	88,599	1,025,976
Avid Bioservices, Inc. * (a)	38,740	490,448
Avidity Biosciences, Inc. *	43,860	417,109

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Beam Therapeutics, Inc. * (a)	39,666	1,224,489
BioCryst Pharmaceuticals, Inc. *	117,040	864,926
Biohaven Ltd. * (a)	39,730	789,832
Bridgebio Pharma, Inc. *	73,563	2,575,441
Catalyst Pharmaceuticals, Inc. *	60,403	835,373
Celldex Therapeutics, Inc. *	29,263	1,034,740
Chinook Therapeutics, Inc. *	29,012	1,136,690
Cogent Biosciences, Inc. *	51,684	671,375
Coherus Biosciences, Inc. *	41,419	199,640
Day One Biopharmaceuticals, Inc. *	25,280	334,707
Deciphera Pharmaceuticals, Inc. *	35,498	479,933
Dynavax Technologies Corp. *	74,018	1,035,512
Editas Medicine, Inc. *	42,731	375,178
Enanta Pharmaceuticals, Inc. *	12,264	232,648
EQRx, Inc. *	141,884	242,622
Fate Therapeutics, Inc. *	51,789	213,889
FibroGen, Inc. *	56,206	115,784
ImmunityBio, Inc. * (a)	86,416	190,115
ImmunoGen, Inc. *	144,275	2,570,980
Immunovant, Inc. *	34,695	792,087
Inhibrx, Inc. *	18,634	373,612
Insmed, Inc. * (a)	84,519	1,867,025
Iovance Biotherapeutics, Inc. *	133,234	967,279
Ironwood Pharmaceuticals, Inc. *	83,707	928,311
Janux Therapeutics, Inc. * (a)	10,871	152,194
Keros Therapeutics, Inc. *	11,558	484,049
Krystal Biotech, Inc. *	13,426	1,733,297
Kura Oncology, Inc. *	38,984	406,993
Kymera Therapeutics, Inc. *	24,312	531,947
Lyell Immunopharma, Inc. * (a)	89,679	259,172
Mirati Therapeutics, Inc. *	32,443	982,050
Morphic Holding, Inc. *	22,295	1,264,795
Myriad Genetics, Inc. *	50,514	1,128,988
Novavax, Inc. * (a)	53,449	496,007
Nuvalent, Inc., Class A *	16,220	808,567
OmniAb Operations, Inc. ‡ *	2,112	—
Protagonist Therapeutics, Inc. *	33,321	646,427
Prothena Corp. plc (Ireland) *	25,165	1,733,114
Recursion Pharmaceuticals, Inc., Class A * (a)	82,334	1,162,556
REGENXBIO, Inc. *	23,431	445,189
Relay Therapeutics, Inc. *	55,732	702,223
Replimune Group, Inc. *	22,821	480,838
REVOLUTION Medicines, Inc. *	57,287	1,503,784
Rhythm Pharmaceuticals, Inc. * (a)	27,834	496,559
Rocket Pharmaceuticals, Inc. *	36,888	665,828
Sage Therapeutics, Inc. *	32,192	1,116,419
Sana Biotechnology, Inc. * (a)	54,556	319,698
Seres Therapeutics, Inc. * (a)	58,610	281,914

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
SpringWorks Therapeutics, Inc. *	27,496	862,824
Syndax Pharmaceuticals, Inc. *	40,491	863,268
Travere Therapeutics, Inc. * (a)	40,652	698,808
Twist Bioscience Corp. *	35,394	861,490
Veracyte, Inc. *	44,857	1,231,325
Vericel Corp. *	29,446	1,057,700
Verve Therapeutics, Inc. *	26,065	534,072
Viking Therapeutics, Inc. * (a)	55,651	806,940
Viridian Therapeutics, Inc. *	26,728	501,417
Xencor, Inc. *	37,417	908,859
Zentalis Pharmaceuticals, Inc. *	35,375	944,866
		53,815,434
Broadline Retail — 0.4%
Kohl's Corp.	68,588	1,951,328
Nordstrom, Inc. (a)	69,999	1,617,677
		3,569,005
Building Products — 1.6%
American Woodmark Corp. *	10,292	788,779
Apogee Enterprises, Inc.	13,816	684,306
AZZ, Inc.	15,415	683,347
Gibraltar Industries, Inc. *	18,850	1,219,029
Griffon Corp.	29,397	1,226,443
Hayward Holdings, Inc. *	85,688	1,144,792
Janus International Group, Inc. *	49,068	560,357
JELD-WEN Holding, Inc. *	52,638	937,483
Masonite International Corp. *	13,684	1,430,662
Masterbrand, Inc. *	79,604	983,109
PGT Innovations, Inc. *	36,378	1,040,775
Quanex Building Products Corp.	20,598	579,628
Resideo Technologies, Inc. *	91,110	1,705,579
Tecnoglass, Inc.	12,399	583,745
		13,568,034
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc., Class A	42,415	1,759,798
AssetMark Financial Holdings, Inc. *	13,255	396,325
Avantax, Inc. *	23,914	618,894
B. Riley Financial, Inc. (a)	9,747	541,251
BGC Group, Inc., Class A	210,215	1,000,623
Brightsphere Investment Group, Inc.	20,042	426,494
Donnelley Financial Solutions, Inc. *	15,678	741,569
Hamilton Lane, Inc., Class A	22,469	1,986,934
Moelis & Co., Class A (a)	41,216	2,012,577
Open Lending Corp. *	62,043	700,465
Piper Sandler Cos.	9,131	1,336,413
PJT Partners, Inc., Class A	15,350	1,217,409
StepStone Group, Inc., Class A	30,355	852,065

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
StoneX Group, Inc. *	10,907	1,003,553
TPG, Inc. (a)	32,201	947,675
Victory Capital Holdings, Inc., Class A	16,556	548,997
Virtu Financial, Inc., Class A	54,969	1,020,225
Virtus Investment Partners, Inc.	4,257	875,793
WisdomTree, Inc. (a)	70,258	488,996
		18,476,056
Chemicals — 1.4%
AdvanSix, Inc.	17,061	684,317
Ecovyst, Inc. *	43,883	539,322
Ginkgo Bioworks Holdings, Inc. * (a)	675,433	1,695,337
Ingevity Corp. *	21,163	1,354,855
Innospec, Inc.	15,390	1,648,885
Kronos Worldwide, Inc. (a)	13,537	126,571
LSB Industries, Inc. *	29,233	326,533
Mativ Holdings, Inc.	33,984	534,908
Minerals Technologies, Inc.	20,160	1,236,816
Perimeter Solutions SA *	91,433	508,367
PureCycle Technologies, Inc. * (a)	82,105	972,123
Stepan Co.	13,133	1,258,404
Trinseo plc	21,776	383,693
Tronox Holdings plc	71,837	954,714
		12,224,845
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	40,947	1,895,027
ACV Auctions, Inc., Class A *	79,805	1,395,789
Brady Corp., Class A	28,570	1,473,641
BrightView Holdings, Inc. *	23,735	182,997
Brink's Co. (The)	28,748	2,097,454
Cimpress plc (Ireland) * (a)	12,235	850,332
CoreCivic, Inc. *	70,385	682,735
Deluxe Corp.	26,921	511,230
GEO Group, Inc. (The) * (a)	78,056	583,078
Healthcare Services Group, Inc.	45,960	579,556
HNI Corp.	28,742	836,105
Matthews International Corp., Class A	18,877	866,454
MillerKnoll, Inc.	46,830	916,463
Montrose Environmental Group, Inc. *	17,154	694,222
OPENLANE, Inc. *	67,658	1,062,231
Pitney Bowes, Inc.	101,159	398,566
SP Plus Corp. *	12,170	467,937
Steelcase, Inc., Class A	57,930	496,460
UniFirst Corp.	9,366	1,520,102
		17,510,379
Communications Equipment — 1.2%
ADTRAN Holdings, Inc.	44,334	431,370

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — continued
Clearfield, Inc. * (a)	7,843	366,582
CommScope Holding Co., Inc. *	129,957	584,806
Digi International, Inc. *	22,231	932,146
Extreme Networks, Inc. *	79,889	2,124,249
Harmonic, Inc. *	68,976	1,029,122
Infinera Corp. * (a)	121,590	547,155
NetScout Systems, Inc. *	41,743	1,166,717
Viasat, Inc. * (a)	47,296	1,463,338
Viavi Solutions, Inc. *	137,799	1,497,875
		10,143,360
Construction & Engineering — 1.0%
Ameresco, Inc., Class A *	21,145	1,230,850
Construction Partners, Inc., Class A *	25,633	753,610
Dycom Industries, Inc. *	18,170	1,809,369
Granite Construction, Inc. (a)	27,166	1,111,904
MYR Group, Inc. *	10,335	1,473,358
Primoris Services Corp.	33,009	1,048,366
Sterling Infrastructure, Inc. *	19,072	1,144,129
		8,571,586
Construction Materials — 0.0% ^
United States Lime & Minerals, Inc.	1,261	259,274
Consumer Finance — 1.4%
Bread Financial Holdings, Inc.	31,034	1,290,083
Encore Capital Group, Inc. *	14,547	778,265
Enova International, Inc. *	19,320	1,064,339
Green Dot Corp., Class A *	28,684	560,772
LendingClub Corp. *	66,577	558,581
Navient Corp.	61,103	1,163,401
Nelnet, Inc., Class A	11,151	1,100,381
PRA Group, Inc. *	24,255	578,724
PROG Holdings, Inc. *	28,966	1,175,440
Upstart Holdings, Inc. * (a)	44,023	3,023,940
World Acceptance Corp. *	2,082	328,727
		11,622,653
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	19,501	952,039
Chefs' Warehouse, Inc. (The) *	21,803	792,321
Grocery Outlet Holding Corp. *	55,408	1,853,397
Ingles Markets, Inc., Class A	8,927	757,010
PriceSmart, Inc.	15,562	1,209,634
SpartanNash Co.	21,761	488,317
United Natural Foods, Inc. *	36,805	765,544
Weis Markets, Inc.	10,160	674,014
		7,492,276
Containers & Packaging — 0.2%
Myers Industries, Inc.	22,772	446,559

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — continued
Pactiv Evergreen, Inc.	24,284	209,085
TriMas Corp.	25,709	662,264
		1,317,908
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc. *	27,007	1,167,783
Chegg, Inc. *	74,148	751,119
Coursera, Inc. *	54,131	849,315
European Wax Center, Inc., Class A * (a)	19,979	386,993
Frontdoor, Inc. *	50,615	1,767,476
Graham Holdings Co., Class B	2,335	1,370,061
Laureate Education, Inc., Class A	83,718	1,073,265
Mister Car Wash, Inc. * (a)	49,699	493,511
OneSpaWorld Holdings Ltd. (Bahamas) *	38,873	499,324
Rover Group, Inc. *	60,483	331,447
Strategic Education, Inc.	13,870	1,041,637
Stride, Inc. *	25,321	967,515
Udemy, Inc. *	41,803	493,694
		11,193,140
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	44,961	863,251
American Assets Trust, Inc.	32,354	727,965
Broadstone Net Lease, Inc.	115,965	1,890,230
Empire State Realty Trust, Inc., Class A (a)	80,952	724,520
Global Net Lease, Inc. (a)	64,334	687,731
		4,893,697
Diversified Telecommunication Services — 0.4%
EchoStar Corp., Class A *	22,301	433,308
Globalstar, Inc. *	438,006	473,046
Liberty Latin America Ltd., Class A (Puerto Rico) *	22,267	187,043
Liberty Latin America Ltd., Class C (Puerto Rico) *	89,227	742,369
Lumen Technologies, Inc. (a)	572,316	1,024,446
Radius Global Infrastructure, Inc. *	49,409	736,688
		3,596,900
Electric Utilities — 0.2%
MGE Energy, Inc.	22,402	1,797,536
Electrical Equipment — 1.1%
Encore Wire Corp.	11,133	1,900,292
Enovix Corp. * (a)	68,569	1,475,605
Fluence Energy, Inc. * (a)	23,084	674,976
FREYR Battery SA (Norway) * (a)	64,031	539,141
FuelCell Energy, Inc. * (a)	251,315	550,380
GrafTech International Ltd.	119,268	629,735
NEXTracker, Inc., Class A *	28,269	1,197,192
SES AI Corp. * (a)	89,077	279,702
Stem, Inc. * (a)	90,542	640,132

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
SunPower Corp. * (a)	53,114	524,235
Vicor Corp. *	13,886	1,281,261
		9,692,651
Electronic Equipment, Instruments & Components — 1.8%
Benchmark Electronics, Inc.	22,055	584,678
CTS Corp.	19,542	872,159
ePlus, Inc. *	16,676	939,693
Itron, Inc. *	28,131	2,213,066
Knowles Corp. *	56,604	1,034,155
Lightwave Logic, Inc. * (a)	70,857	476,159
Methode Electronics, Inc.	22,298	750,105
Mirion Technologies, Inc. *	75,245	568,100
Napco Security Technologies, Inc.	17,990	674,265
OSI Systems, Inc. *	9,631	1,148,304
PAR Technology Corp. * (a)	16,967	586,889
PC Connection, Inc.	6,984	338,095
Plexus Corp. *	17,109	1,685,065
ScanSource, Inc. *	15,408	463,627
SmartRent, Inc. *	76,582	304,796
TTM Technologies, Inc. *	63,534	912,348
Vishay Intertechnology, Inc.	79,031	2,224,723
		15,776,227
Energy Equipment & Services — 2.0%
Archrock, Inc.	83,477	973,342
Atlas Energy Solutions, Inc., Class A	11,038	218,000
Cactus, Inc., Class A	39,915	2,026,884
Core Laboratories, Inc. (a)	28,888	750,799
Diamond Offshore Drilling, Inc. *	62,785	993,887
Dril-Quip, Inc. *	21,175	548,221
Helix Energy Solutions Group, Inc. *	88,203	846,749
Liberty Energy, Inc.	92,185	1,518,287
Nabors Industries Ltd. *	5,613	687,536
NexTier Oilfield Solutions, Inc. *	92,788	1,106,033
Oceaneering International, Inc. *	62,410	1,401,104
Patterson-UTI Energy, Inc.	128,992	2,043,233
ProFrac Holding Corp., Class A * (a)	19,693	253,449
ProPetro Holding Corp. *	59,959	625,972
RPC, Inc.	51,412	427,748
Tidewater, Inc. *	31,501	1,988,028
US Silica Holdings, Inc. *	47,731	620,980
		17,030,252
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A * (a)	321,585	1,598,278
Atlanta Braves Holdings, Inc., Class A * (a)	6,377	301,887
Atlanta Braves Holdings, Inc., Class C *	27,161	1,105,996
Cinemark Holdings, Inc. *	67,009	1,118,380

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
IMAX Corp. *	28,064	516,658
Lions Gate Entertainment Corp., Class A *	37,215	285,811
Lions Gate Entertainment Corp., Class B *	77,495	567,263
Madison Square Garden Entertainment Corp. *	19,643	684,362
Sphere Entertainment Co. *	16,291	691,553
Vivid Seats, Inc., Class A *	13,945	116,162
		6,986,350
Financial Services — 1.9%
Affirm Holdings, Inc. * (a)	131,843	2,556,436
AvidXchange Holdings, Inc. *	83,523	1,036,520
Cannae Holdings, Inc. *	44,045	897,637
Compass Diversified Holdings	38,316	863,259
EVERTEC, Inc. (Puerto Rico)	40,314	1,585,550
Federal Agricultural Mortgage Corp., Class C	5,745	923,509
International Money Express, Inc. *	20,083	486,611
Marqeta, Inc., Class A *	270,825	1,511,203
Merchants Bancorp	15,795	499,280
NMI Holdings, Inc., Class A *	51,586	1,377,862
Payoneer Global, Inc. *	126,990	675,587
Remitly Global, Inc. *	62,827	1,211,305
Repay Holdings Corp. *	46,688	389,845
Rocket Cos., Inc., Class A * (a)	78,398	856,890
Walker & Dunlop, Inc.	19,198	1,746,634
		16,618,128
Food Products — 0.7%
B&G Foods, Inc. (a)	44,737	593,213
Beyond Meat, Inc. * (a)	37,782	649,850
Calavo Growers, Inc.	11,003	415,143
Cal-Maine Foods, Inc.	23,539	1,087,266
Fresh Del Monte Produce, Inc.	19,031	505,844
Hain Celestial Group, Inc. (The) *	55,410	702,045
Mission Produce, Inc. *	24,957	290,000
Sovos Brands, Inc. *	30,107	535,905
Tootsie Roll Industries, Inc.	11,143	388,445
Utz Brands, Inc. (a)	41,137	689,045
		5,856,756
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	11,030	1,304,187
Northwest Natural Holding Co.	22,287	957,673
		2,261,860
Ground Transportation — 0.8%
ArcBest Corp.	14,823	1,724,211
Heartland Express, Inc.	28,852	471,730
Marten Transport Ltd.	35,735	809,755
RXO, Inc. * (a)	72,420	1,596,861
Schneider National, Inc., Class B	23,041	709,893

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
Universal Logistics Holdings, Inc.	4,217	131,107
Werner Enterprises, Inc.	36,506	1,716,512
		7,160,069
Health Care Equipment & Supplies — 2.9%
Alphatec Holdings, Inc. *	49,187	869,134
AtriCure, Inc. *	29,257	1,619,375
Atrion Corp.	814	456,337
Avanos Medical, Inc. *	28,890	706,938
Axonics, Inc. *	31,220	1,884,751
Embecta Corp.	35,480	757,143
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	14,512	1,045,009
Glaukos Corp. *	29,854	2,302,938
Integer Holdings Corp. *	20,620	1,906,938
LeMaitre Vascular, Inc.	12,061	762,617
LivaNova plc *	33,293	1,945,976
Nevro Corp. *	22,168	553,978
NuVasive, Inc. *	32,490	1,338,913
Omnicell, Inc. *	27,931	1,763,843
OrthoPediatrics Corp. *	10,113	422,218
Outset Medical, Inc. * (a)	30,481	627,299
Paragon 28, Inc. *	16,827	297,333
PROCEPT BioRobotics Corp. * (a)	20,360	701,198
Silk Road Medical, Inc. *	23,996	548,069
Tandem Diabetes Care, Inc. *	40,017	1,397,394
TransMedics Group, Inc. *	20,166	1,879,068
Treace Medical Concepts, Inc. *	21,666	493,768
Varex Imaging Corp. *	25,036	583,088
		24,863,325
Health Care Providers & Services — 2.3%
23andMe Holding Co. * (a)	178,858	343,407
AdaptHealth Corp. *	47,358	650,699
Addus HomeCare Corp. *	10,040	919,363
Agiliti, Inc. *	20,818	357,445
Alignment Healthcare, Inc. *	51,325	318,728
Amedisys, Inc. *	20,184	1,833,515
Apollo Medical Holdings, Inc. *	24,937	913,442
Brookdale Senior Living, Inc. *	116,587	410,386
Castle Biosciences, Inc. *	15,550	262,018
Cross Country Healthcare, Inc. *	21,154	545,773
DocGo, Inc. *	51,262	430,088
Fulgent Genetics, Inc. * (a)	12,327	478,658
Guardant Health, Inc. *	71,388	2,785,560
Hims & Hers Health, Inc. *	75,911	680,922
ModivCare, Inc. *	7,895	345,327
National HealthCare Corp.	8,354	493,053
National Research Corp.	8,674	372,201
NeoGenomics, Inc. *	79,027	1,369,538

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
OPKO Health, Inc. * (a)	253,647	471,784
Owens & Minor, Inc. *	47,198	908,090
Patterson Cos., Inc.	53,863	1,771,554
Pediatrix Medical Group, Inc. *	51,136	702,097
RadNet, Inc. *	35,514	1,174,803
US Physical Therapy, Inc.	9,116	1,059,917
		19,598,368
Health Care REITs — 0.7%
CareTrust REIT, Inc.	61,621	1,281,101
LTC Properties, Inc.	25,650	860,814
National Health Investors, Inc.	26,878	1,475,871
Sabra Health Care REIT, Inc.	143,196	1,860,116
Universal Health Realty Income Trust	7,866	375,444
		5,853,346
Health Care Technology — 0.7%
American Well Corp., Class A *	153,574	376,256
Definitive Healthcare Corp. *	24,582	290,805
Health Catalyst, Inc. *	34,844	488,861
HealthStream, Inc.	15,022	337,695
Multiplan Corp. * (a)	144,975	311,696
NextGen Healthcare, Inc. *	33,123	550,835
Phreesia, Inc. *	33,051	1,048,378
Schrodinger, Inc. *	33,215	1,737,477
Sharecare, Inc. * (a)	199,246	276,952
Veradigm, Inc. *	67,688	915,142
		6,334,097
Hotel & Resort REITs — 1.0%
DiamondRock Hospitality Co.	129,957	1,104,635
Park Hotels & Resorts, Inc.	133,561	1,820,437
Pebblebrook Hotel Trust (a)	76,260	1,178,217
RLJ Lodging Trust	98,588	1,015,456
Service Properties Trust	102,489	870,132
Summit Hotel Properties, Inc.	66,578	428,762
Sunstone Hotel Investors, Inc.	128,291	1,307,285
Xenia Hotels & Resorts, Inc.	67,820	861,314
		8,586,238
Hotels, Restaurants & Leisure — 2.5%
Bally's Corp. *	16,593	270,134
BJ's Restaurants, Inc. *	14,582	549,158
Bloomin' Brands, Inc.	54,059	1,452,565
Bowlero Corp. * (a)	22,004	266,909
Brinker International, Inc. *	27,441	1,077,882
Cheesecake Factory, Inc. (The) (a)	29,589	1,088,283
Cracker Barrel Old Country Store, Inc. (a)	13,706	1,277,399
Dave & Buster's Entertainment, Inc. *	24,798	1,135,748
Denny's Corp. *	34,718	408,284

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Dine Brands Global, Inc.	9,693	584,682
Dutch Bros, Inc., Class A * (a)	18,392	570,336
Everi Holdings, Inc. *	55,144	818,337
First Watch Restaurant Group, Inc. *	6,972	129,958
Golden Entertainment, Inc. *	13,738	581,667
Jack in the Box, Inc.	12,768	1,269,267
Krispy Kreme, Inc. (a)	41,665	641,641
Monarch Casino & Resort, Inc.	8,303	575,564
Papa John's International, Inc. (a)	18,413	1,522,755
Portillo's, Inc., Class A *	25,212	581,137
Red Rock Resorts, Inc., Class A	30,378	1,473,333
Sabre Corp. * (a)	205,689	843,325
Shake Shack, Inc., Class A *	23,177	1,799,926
Six Flags Entertainment Corp. *	45,917	1,097,416
Sweetgreen, Inc., Class A *	46,808	705,397
Target Hospitality Corp. * (a)	15,699	200,476
		20,921,579
Household Durables — 1.7%
Cavco Industries, Inc. *	5,010	1,481,206
Century Communities, Inc.	17,641	1,362,238
GoPro, Inc., Class A *	80,330	328,550
Green Brick Partners, Inc. *	16,642	940,606
Helen of Troy Ltd. *	14,873	2,101,555
iRobot Corp. *	16,864	674,560
La-Z-Boy, Inc.	26,733	838,614
LGI Homes, Inc. *	12,832	1,780,440
M/I Homes, Inc. *	17,246	1,724,600
Sonos, Inc. *	79,494	1,362,527
Tri Pointe Homes, Inc. *	61,985	1,976,082
Vizio Holding Corp., Class A *	35,283	262,858
		14,833,836
Household Products — 0.8%
Central Garden & Pet Co. *	5,988	242,394
Central Garden & Pet Co., Class A *	25,578	977,591
Energizer Holdings, Inc.	41,162	1,469,484
Spectrum Brands Holdings, Inc.	25,390	1,990,830
WD-40 Co. (a)	8,408	1,929,636
		6,609,935
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. * (a)	22,639	154,172
Montauk Renewables, Inc. *	39,160	342,650
Sunnova Energy International, Inc. * (a)	61,934	1,093,754
		1,590,576

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	17,367	1,375,987
LXP Industrial Trust	181,226	1,824,946
		3,200,933
Insurance — 1.8%
AMERISAFE, Inc.	11,858	618,039
Argo Group International Holdings Ltd.	21,789	647,133
BRP Group, Inc., Class A *	39,468	983,148
CNO Financial Group, Inc.	70,941	1,824,603
Employers Holdings, Inc.	16,658	643,499
F&G Annuities & Life, Inc.	11,744	307,693
Genworth Financial, Inc., Class A *	296,058	1,734,900
Goosehead Insurance, Inc., Class A *	14,547	972,758
Hagerty, Inc., Class A * (a)	19,617	173,218
Horace Mann Educators Corp.	25,296	762,168
James River Group Holdings Ltd.	23,285	430,540
Lemonade, Inc. * (a)	27,982	650,582
Mercury General Corp.	16,452	529,425
Oscar Health, Inc., Class A *	70,225	528,092
Palomar Holdings, Inc. *	15,383	931,594
ProAssurance Corp.	33,476	562,397
Safety Insurance Group, Inc.	9,195	662,040
SiriusPoint Ltd. (Bermuda) *	53,133	496,262
Skyward Specialty Insurance Group, Inc. *	5,599	132,640
Stewart Information Services Corp.	16,873	795,224
Trupanion, Inc. * (a)	21,956	677,343
		15,063,298
Interactive Media & Services — 1.1%
Bumble, Inc., Class A *	61,343	1,136,072
Cargurus, Inc. *	55,352	1,254,276
Cars.com, Inc. *	38,419	876,337
Eventbrite, Inc., Class A *	51,012	587,148
Rumble, Inc. * (a)	49,724	428,621
Shutterstock, Inc.	14,972	770,310
TripAdvisor, Inc. *	65,676	1,224,858
Vimeo, Inc. *	96,878	399,137
Yelp, Inc. *	42,639	1,920,887
ZipRecruiter, Inc., Class A *	29,969	555,026
		9,152,672
IT Services — 0.5%
BigCommerce Holdings, Inc. *	38,335	414,401
Fastly, Inc., Class A *	71,597	1,315,237
Grid Dynamics Holdings, Inc. *	32,478	338,421
Perficient, Inc. *	21,565	1,375,631
Squarespace, Inc., Class A *	24,863	823,960
Thoughtworks Holding, Inc. *	41,280	292,675
		4,560,325

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — 0.6%
Malibu Boats, Inc., Class A *	12,782	766,281
Peloton Interactive, Inc., Class A *	208,197	2,021,593
Smith & Wesson Brands, Inc.	28,440	362,041
Sturm Ruger & Co., Inc.	10,982	581,497
Vista Outdoor, Inc. *	35,359	1,071,378
		4,802,790
Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp. *	68,838	580,993
BioLife Solutions, Inc. *	21,522	427,858
CryoPort, Inc. *	28,202	453,206
Cytek Biosciences, Inc. *	49,568	444,129
Maravai LifeSciences Holdings, Inc., Class A *	67,761	766,377
Mesa Laboratories, Inc.	3,096	398,331
OmniAb, Inc. ‡ *	2,112	—
Pacific Biosciences of California, Inc. *	143,962	1,901,738
SomaLogic, Inc. *	95,429	233,801
		5,206,433
Machinery — 3.5%
3D Systems Corp. *	81,244	707,635
Alamo Group, Inc.	6,381	1,236,383
Albany International Corp., Class A	19,292	1,857,434
Astec Industries, Inc.	14,068	694,959
Barnes Group, Inc.	31,352	1,232,134
Crane NXT Co.	29,861	1,766,278
Desktop Metal, Inc., Class A * (a)	147,356	268,188
Energy Recovery, Inc. *	34,896	1,063,630
Enerpac Tool Group Corp.	35,414	973,177
EnPro Industries, Inc.	12,930	1,794,425
ESCO Technologies, Inc.	15,941	1,602,868
Gorman-Rupp Co. (The)	14,102	447,033
Greenbrier Cos., Inc. (The)	19,766	912,992
Helios Technologies, Inc.	20,219	1,277,841
Hillman Solutions Corp. *	104,880	1,032,019
Kadant, Inc.	7,251	1,615,885
Kennametal, Inc.	49,734	1,515,892
Lindsay Corp.	6,814	903,059
Mueller Water Products, Inc., Class A	96,898	1,559,089
Omega Flex, Inc. (a)	1,865	166,955
Proto Labs, Inc. *	16,233	538,124
SPX Technologies, Inc. *	28,177	2,384,056
Standex International Corp.	7,368	1,094,664
Symbotic, Inc. * (a)	9,516	604,647
Tennant Co.	11,452	918,908
Trinity Industries, Inc.	50,277	1,318,263
Wabash National Corp.	29,396	696,097
		30,182,635

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Marine Transportation — 0.2%
Matson, Inc.	22,223	2,076,962
Media — 1.0%
Altice USA, Inc., Class A * (a)	134,691	456,602
AMC Networks, Inc., Class A *	17,637	222,579
Clear Channel Outdoor Holdings, Inc. *	299,074	538,333
DISH Network Corp., Class A * (a)	156,693	1,242,575
EW Scripps Co. (The), Class A *	36,322	358,135
Gray Television, Inc.	53,446	506,134
Integral Ad Science Holding Corp. *	29,632	617,827
John Wiley & Sons, Inc., Class A	26,450	905,384
Magnite, Inc. *	73,908	1,118,228
Scholastic Corp.	18,076	780,702
Sinclair, Inc. (a)	23,537	327,400
Stagwell, Inc. *	62,668	420,502
TechTarget, Inc. *	15,981	519,063
Thryv Holdings, Inc. *	19,191	454,827
WideOpenWest, Inc. *	31,009	255,514
		8,723,805
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.	8,142	1,410,357
Arconic Corp. *	62,104	1,856,289
Carpenter Technology Corp.	30,085	1,800,888
Century Aluminum Co. *	32,022	297,805
Coeur Mining, Inc. *	206,295	635,389
Compass Minerals International, Inc.	21,159	801,291
Ivanhoe Electric, Inc. * (a)	9,201	149,608
Kaiser Aluminum Corp.	9,907	804,448
Materion Corp.	12,773	1,521,775
Piedmont Lithium, Inc. *	10,212	560,230
Ryerson Holding Corp.	12,403	527,003
Schnitzer Steel Industries, Inc., Class A	15,860	574,291
Warrior Met Coal, Inc.	32,190	1,424,408
		12,363,782
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
Apollo Commercial Real Estate Finance, Inc. (a)	80,558	950,584
Arbor Realty Trust, Inc. (a)	112,212	1,897,505
ARMOUR Residential REIT, Inc.	121,107	618,857
Brightspire Capital, Inc.	80,475	592,296
Chimera Investment Corp. (a)	143,754	902,775
Claros Mortgage Trust, Inc.	75,412	929,076
Franklin BSP Realty Trust, Inc.	50,970	728,871
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	64,986	1,696,784
KKR Real Estate Finance Trust, Inc.	35,948	447,912
Ladder Capital Corp.	69,992	769,212
MFA Financial, Inc.	56,178	632,562
New York Mortgage Trust, Inc.	56,488	573,353
PennyMac Mortgage Investment Trust	54,243	693,226

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Ready Capital Corp. (a)	99,956	1,156,491
Redwood Trust, Inc. (a)	70,634	531,874
TPG RE Finance Trust, Inc.	37,865	295,347
Two Harbors Investment Corp. (a)	59,884	803,044
		14,219,769
Office REITs — 1.6%
Brandywine Realty Trust	106,491	537,779
Corporate Office Properties Trust	69,685	1,811,810
Douglas Emmett, Inc. (a)	105,167	1,545,955
Easterly Government Properties, Inc.	57,843	853,763
Equity Commonwealth	67,947	1,331,082
Highwoods Properties, Inc. (a)	65,308	1,650,333
Hudson Pacific Properties, Inc.	79,432	466,266
JBG SMITH Properties (a)	60,054	1,004,703
Paramount Group, Inc.	100,911	528,774
Piedmont Office Realty Trust, Inc., Class A	76,570	569,681
SL Green Realty Corp. (a)	39,873	1,503,611
Vornado Realty Trust (a)	99,838	2,244,358
		14,048,115
Oil, Gas & Consumable Fuels — 3.1%
Arch Resources, Inc. (a)	11,579	1,487,207
Callon Petroleum Co. *	31,817	1,195,046
Clean Energy Fuels Corp. *	109,063	537,681
CNX Resources Corp. *	102,565	2,092,326
CONSOL Energy, Inc.	19,743	1,471,248
CVR Energy, Inc.	18,052	663,230
Delek US Holdings, Inc.	40,726	1,123,630
Earthstone Energy, Inc., Class A * (a)	23,674	378,311
Enviva, Inc.	19,285	259,769
Equitrans Midstream Corp.	268,309	2,782,364
Green Plains, Inc. *	36,872	1,309,325
Gulfport Energy Corp. *	6,770	693,586
HighPeak Energy, Inc. (a)	8,412	127,442
International Seaways, Inc.	25,018	1,073,022
Kinetik Holdings, Inc. (a)	14,585	525,060
Kosmos Energy Ltd. (Ghana) *	284,913	2,022,882
NextDecade Corp. * (a)	37,290	207,705
Northern Oil and Gas, Inc.	50,143	1,974,130
Par Pacific Holdings, Inc. *	34,783	1,094,969
Riley Exploration Permian, Inc. (a)	2,486	93,101
Sitio Royalties Corp. (a)	49,951	1,365,660
Talos Energy, Inc. *	66,876	1,070,016
Tellurian, Inc. * (a)	313,740	539,633
Uranium Energy Corp. * (a)	232,506	837,022
Vital Energy, Inc. * (a)	11,503	607,128

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
W&T Offshore, Inc. *	59,883	262,288
World Kinect Corp.	38,496	867,700
		26,661,481
Paper & Forest Products — 0.1%
Mercer International, Inc. (Germany)	25,108	223,461
Sylvamo Corp.	19,765	969,869
		1,193,330
Passenger Airlines — 0.9%
Allegiant Travel Co. *	9,694	1,199,148
Frontier Group Holdings, Inc. *	23,009	213,984
JetBlue Airways Corp. *	203,104	1,578,118
Joby Aviation, Inc. * (a)	213,218	1,908,301
SkyWest, Inc. *	27,521	1,210,649
Spirit Airlines, Inc.	67,599	1,237,061
Sun Country Airlines Holdings, Inc. *	22,634	487,989
		7,835,250
Personal Care Products — 0.6%
Beauty Health Co. (The) *	57,500	476,675
Edgewell Personal Care Co.	31,681	1,248,548
Herbalife Ltd. *	61,265	994,944
Medifast, Inc.	6,743	687,044
Nu Skin Enterprises, Inc., Class A	30,908	908,386
Olaplex Holdings, Inc. *	52,687	189,673
USANA Health Sciences, Inc. *	6,922	449,307
		4,954,577
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc. *	33,707	332,688
Amphastar Pharmaceuticals, Inc. *	23,336	1,416,262
Amylyx Pharmaceuticals, Inc. *	24,950	585,078
Arvinas, Inc. *	30,109	744,294
Cassava Sciences, Inc. * (a)	24,298	534,070
Corcept Therapeutics, Inc. *	56,003	1,426,956
DICE Therapeutics, Inc. *	20,978	985,966
Enliven Therapeutics, Inc. * (a)	12,471	236,201
Harmony Biosciences Holdings, Inc. *	18,565	656,644
Innoviva, Inc. *	36,514	494,765
Ligand Pharmaceuticals, Inc. *	10,160	680,009
Pacira BioSciences, Inc. *	28,493	1,035,721
Pliant Therapeutics, Inc. *	27,105	483,553
Revance Therapeutics, Inc. *	52,062	1,230,225
Supernus Pharmaceuticals, Inc. *	33,738	1,035,419
Tilray Brands, Inc. (Canada) * (a)	382,789	968,456
Ventyx Biosciences, Inc. *	17,783	658,860
		13,505,167

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 1.7%
CBIZ, Inc. *	31,038	1,641,600
Conduent, Inc. *	104,194	360,511
CSG Systems International, Inc.	18,839	971,904
First Advantage Corp. *	34,415	516,225
Forrester Research, Inc. *	7,001	223,122
HireRight Holdings Corp. *	10,990	117,703
Huron Consulting Group, Inc. *	11,894	1,124,816
ICF International, Inc.	10,484	1,232,813
Kelly Services, Inc., Class A	20,284	371,603
Kforce, Inc.	11,840	751,130
Korn Ferry	32,467	1,710,361
Legalzoom.com, Inc. *	57,994	886,148
NV5 Global, Inc. *	7,788	853,175
Planet Labs PBC * (a)	121,060	450,343
Sterling Check Corp. *	14,574	175,034
TrueBlue, Inc. *	19,208	287,160
TTEC Holdings, Inc.	11,712	403,361
Upwork, Inc. *	75,227	784,618
Verra Mobility Corp. *	86,620	1,818,154
		14,679,781
Real Estate Management & Development — 1.3%
Anywhere Real Estate, Inc. *	68,368	572,924
Compass, Inc., Class A *	166,415	697,279
Cushman & Wakefield plc *	101,248	995,268
DigitalBridge Group, Inc.	90,337	1,447,199
eXp World Holdings, Inc. (a)	45,611	1,137,538
Forestar Group, Inc. *	11,132	328,171
Kennedy-Wilson Holdings, Inc.	73,395	1,211,018
Marcus & Millichap, Inc.	15,022	551,007
Newmark Group, Inc., Class A	77,424	535,774
Opendoor Technologies, Inc. * (a)	321,485	1,642,788
Redfin Corp. * (a)	68,623	1,027,973
St. Joe Co. (The)	20,959	1,330,477
		11,477,416
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A	92,051	766,785
Centerspace	9,250	574,702
Elme Communities	54,340	883,025
NexPoint Residential Trust, Inc.	14,138	587,575
Veris Residential, Inc. *	49,404	922,867
		3,734,954
Retail REITs — 1.5%
Acadia Realty Trust	58,971	926,434
Alexander's, Inc.	1,317	254,668
CBL & Associates Properties, Inc. (a)	15,283	332,711
Getty Realty Corp.	27,906	901,922

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
InvenTrust Properties Corp.	41,799	1,017,388
Macerich Co. (The)	133,217	1,698,517
Necessity Retail REIT, Inc. (The)	83,114	590,109
Retail Opportunity Investments Corp.	78,057	1,149,780
RPT Realty	53,703	583,752
Saul Centers, Inc.	7,995	308,207
SITE Centers Corp.	112,766	1,584,362
Tanger Factory Outlet Centers, Inc. (a)	65,146	1,525,068
Urban Edge Properties	72,827	1,238,787
Urstadt Biddle Properties, Inc., Class A	17,945	406,993
		12,518,698
Semiconductors & Semiconductor Equipment — 2.1%
Ambarella, Inc. *	23,279	1,941,934
Cohu, Inc. *	29,427	1,284,489
Credo Technology Group Holding Ltd. *	57,064	968,376
FormFactor, Inc. *	47,778	1,775,430
Ichor Holdings Ltd. *	17,995	696,766
Impinj, Inc. *	13,538	901,902
indie Semiconductor, Inc., Class A (China) *	53,899	510,962
Kulicke & Soffa Industries, Inc. (Singapore)	35,033	2,097,776
MaxLinear, Inc. *	45,570	1,124,212
Navitas Semiconductor Corp. *	50,839	537,877
PDF Solutions, Inc. *	18,522	851,827
Photronics, Inc. *	38,698	1,023,562
Semtech Corp. *	39,628	1,157,138
SiTime Corp. *	10,192	1,314,870
Ultra Clean Holdings, Inc. *	27,675	1,054,417
Veeco Instruments, Inc. * (a)	32,017	901,599
		18,143,137
Software — 7.4%
A10 Networks, Inc.	39,859	618,612
ACI Worldwide, Inc. *	67,108	1,556,234
Adeia, Inc.	65,853	791,553
Agilysys, Inc. *	12,336	908,300
Alarm.com Holdings, Inc. *	30,870	1,704,333
Alkami Technology, Inc. *	23,008	388,375
Alteryx, Inc., Class A *	38,750	1,606,575
Amplitude, Inc., Class A *	38,267	443,132
Appfolio, Inc., Class A *	11,831	2,136,560
Appian Corp., Class A * (a)	25,807	1,329,577
Asana, Inc., Class A *	48,758	1,183,844
Aurora Innovation, Inc. * (a)	281,903	924,642
AvePoint, Inc. *	55,763	345,731
Braze, Inc., Class A *	23,739	1,079,175
C3.ai, Inc., Class A * (a)	53,868	2,262,456
Cerence, Inc. *	24,952	693,915
Clear Secure, Inc., Class A	50,888	1,206,554

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Clearwater Analytics Holdings, Inc., Class A *	49,824	858,467
CommVault Systems, Inc. *	27,252	2,123,748
Consensus Cloud Solutions, Inc. *	10,828	350,935
Digital Turbine, Inc. *	55,924	606,216
Domo, Inc., Class B *	19,563	349,591
E2open Parent Holdings, Inc. *	106,758	549,804
Ebix, Inc.	14,549	450,437
EngageSmart, Inc. *	18,587	352,409
Everbridge, Inc. *	25,124	774,824
EverCommerce, Inc. *	17,457	203,898
Expensify, Inc., Class A *	27,577	222,271
ForgeRock, Inc., Class A *	22,718	469,127
Freshworks, Inc., Class A *	104,064	1,941,834
Gitlab, Inc., Class A *	40,865	2,028,130
HashiCorp, Inc., Class A *	59,394	1,758,656
Intapp, Inc. *	13,791	566,258
InterDigital, Inc.	16,548	1,533,834
Jamf Holding Corp. * (a)	28,426	617,413
JFrog Ltd. (Israel) *	37,849	1,164,614
LiveRamp Holdings, Inc. *	40,074	1,143,712
Marathon Digital Holdings, Inc. * (a)	103,694	1,801,165
Matterport, Inc. * (a)	141,096	478,315
MeridianLink, Inc. *	12,480	278,803
Model N, Inc. *	21,248	707,983
N-Able, Inc. *	41,708	586,832
nCino, Inc. * (a)	47,933	1,550,633
PagerDuty, Inc. *	51,891	1,345,015
Progress Software Corp.	26,830	1,611,410
PROS Holdings, Inc. *	25,676	975,688
Q2 Holdings, Inc. *	36,040	1,278,339
Rapid7, Inc. *	37,394	1,716,758
RingCentral, Inc., Class A *	48,341	1,999,384
Riot Platforms, Inc. * (a)	108,435	2,008,216
Samsara, Inc., Class A *	76,119	2,126,765
SolarWinds Corp. *	29,392	309,792
Sprinklr, Inc., Class A *	48,717	683,987
Sprout Social, Inc., Class A *	29,759	1,700,429
Varonis Systems, Inc. *	67,953	1,950,251
Verint Systems, Inc. *	39,820	1,488,073
Zeta Global Holdings Corp., Class A *	80,553	742,699
Zuora, Inc., Class A *	77,749	911,996
		63,498,279
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	53,902	1,417,623
Gladstone Land Corp.	20,583	344,559
Outfront Media, Inc.	90,949	1,406,071

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
Safehold, Inc.	1	25
Uniti Group, Inc. (a)	147,762	824,512
		3,992,790
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A *	30,996	1,227,752
American Eagle Outfitters, Inc.	113,691	1,597,359
Arko Corp.	45,455	379,095
Boot Barn Holdings, Inc. *	18,470	1,734,333
Buckle, Inc. (The)	18,443	674,276
Caleres, Inc.	22,481	607,886
Camping World Holdings, Inc., Class A (a)	26,177	838,449
Carvana Co. * (a)	61,818	2,840,537
Franchise Group, Inc. (a)	15,245	453,691
Guess?, Inc. (a)	18,540	389,155
Leslie's, Inc. *	92,225	587,473
Monro, Inc.	19,457	713,099
National Vision Holdings, Inc. *	48,361	1,046,048
ODP Corp. (The) *	21,022	1,048,577
Overstock.com, Inc. *	28,000	1,021,160
Petco Health & Wellness Co., Inc. *	49,630	404,981
Revolve Group, Inc. *	25,272	498,364
Sally Beauty Holdings, Inc. *	66,628	797,537
Sleep Number Corp. *	13,726	380,073
Sonic Automotive, Inc., Class A	9,865	472,435
Upbound Group, Inc.	31,194	1,080,248
Urban Outfitters, Inc. *	37,263	1,355,255
Victoria's Secret & Co. * (a)	48,500	993,765
Warby Parker, Inc., Class A * (a)	38,820	579,971
Wayfair, Inc., Class A * (a)	50,964	3,968,567
Winmark Corp.	1,734	630,240
		26,320,326
Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology, Inc. *	20,675	492,892
Corsair Gaming, Inc. *	25,284	467,248
IonQ, Inc. * (a)	94,644	1,821,897
Xerox Holdings Corp.	70,006	1,118,696
		3,900,733
Textiles, Apparel & Luxury Goods — 1.1%
Carter's, Inc. (a)	23,356	1,751,934
Figs, Inc., Class A *	79,094	582,132
G-III Apparel Group Ltd. *	25,406	526,158
Hanesbrands, Inc. (a)	216,504	1,140,976
Kontoor Brands, Inc.	30,912	1,309,432
Levi Strauss & Co., Class A (a)	61,214	922,495
Oxford Industries, Inc.	9,176	989,632

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Steven Madden Ltd.	44,259	1,477,365
Wolverine World Wide, Inc.	49,211	623,503
		9,323,627
Tobacco — 0.2%
Universal Corp.	15,206	768,968
Vector Group Ltd.	82,110	1,077,283
		1,846,251
Trading Companies & Distributors — 1.4%
Boise Cascade Co.	24,531	2,538,713
Custom Truck One Source, Inc. * (a)	38,109	263,714
Distribution Solutions Group, Inc. *	3,328	184,505
FTAI Aviation Ltd.	61,770	1,989,612
Global Industrial Co.	10,124	288,534
GMS, Inc. *	25,597	1,886,243
H&E Equipment Services, Inc.	20,947	1,017,605
McGrath RentCorp	15,160	1,461,121
NOW, Inc. *	66,257	754,667
Veritiv Corp.	8,392	1,175,971
Xometry, Inc., Class A * (a)	18,467	383,375
		11,944,060
Water Utilities — 0.2%
Middlesex Water Co.	10,936	879,473
SJW Group	17,114	1,205,853
		2,085,326
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	40,608	611,963
Shenandoah Telecommunications Co.	31,109	580,805
Telephone and Data Systems, Inc.	61,208	490,888
United States Cellular Corp. * (a)	8,681	153,740
		1,837,396
Total Common Stocks (Cost $838,648,355)		851,676,286
Short-Term Investments — 12.6%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d) (Cost $2,681,058)	2,681,058	2,681,058
Investment of Cash Collateral from Securities Loaned — 12.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	93,982,208	94,001,005

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	10,630,931	10,630,931
Total Investment of Cash Collateral from Securities Loaned (Cost $104,628,536)		104,631,936
Total Short-Term Investments (Cost $107,309,594)		107,312,994
Total Investments — 112.2% (Cost $945,957,949)		958,989,280
Liabilities in Excess of Other Assets — (12.2)%		(103,921,192)
NET ASSETS — 100.0%		855,068,088

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $104,825,754.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	31	09/15/2023	USD	3,120,770	175,289

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$958,989,280	$—	$— (b)	$958,989,280
Appreciation in Other Financial Instruments
Futures Contracts (a)	$175,289	$—	$—	$175,289

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$10,003,601	$147,000,001	$63,000,000	$(1,794)	$(803)	$94,001,005	93,982,208	$1,036,595	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	1,618,100	120,194,245	111,181,414	—	—	10,630,931	10,630,931	170,938	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	8,224,756	34,218,557	39,762,255	—	—	2,681,058	2,681,058	240,959	—
Total	$19,846,457	$301,412,803	$213,943,669	$(1,794)	$(803)	$107,312,994		$1,448,492	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.